Document And Entity Information	Nov. 04, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2022
Entity Registrant Name	Fast Radius, Inc.
Entity Central Index Key	0001832351
Entity Emerging Growth Company	true
Securities Act File Number	001-40032
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3692788
Entity Address, Address Line One	113 N. May Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	(312)
Local Phone Number	319-1060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	FSRD
Security Exchange Name	NASDAQ
Common Stock Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	FSRDW
Security Exchange Name	NASDAQ